Related Party Transactions (Details Narrative) - USD ($)					3 Months Ended		12 Months Ended
	Dec. 31, 2020	Aug. 13, 2020	May 31, 2020	Apr. 19, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Interest expense					$ 98,100	$ 71,600	$ 382,900	$ 358,300
Debt instrument face amount	$ 10,092,500				9,667,000		10,092,500	9,647,700
Payment to acquire property					149,100	5,200	408,000	402,800
Curb Funding, LLC [Member]
Debt instrument term		1 year
Debt instrument interest rate percentage		12.00%
Debt discounts	0				0		1,100
Outstanding loan balances	51,800				0		51,800
Debt instrument face amount	$ 3,500				0		3,500	0
Olympic Views, LLC [Member]
Payment to acquire property					$ 3,430,000		$ 3,430,000
SGRE, LLC [Member]
Ownership percentage	100.00%				100.00%		100.00%
Percentage of commision payable	25.00%				25.00%		25.00%
Commision Payable					$ 8,000		$ 0
Commission expense					15,000	0	136,500	0
Richard Schmidktke [Member]
Fees payable					$ 0		500	13,500
Accounting expenses						22,300	$ 51,000	26,300
Construction Loans [Member]
Debt instrument term					1 year		1 year
Construction Loans [Member] | Minimum [Member]
Debt instrument interest rate percentage	8.00%				8.00%		8.00%
Construction Loans [Member] | Maximum [Member]
Debt instrument interest rate percentage	40.00%				40.00%		40.00%
Construction Loans [Member] | Sound Equity, LLC [Member]
Debt instrument term					1 year
Loan origination fees					$ 87,600	0
Debt discounts					165,900		$ 202,500
Prepaid interest					289,300	166,000
Prepaid interest reserve	$ 466,600				515,000		466,600
Outstanding loan balances	6,438,100				6,774,500		6,438,100
Interest expense					$ 0	2,800
Construction Loans [Member] | Sound Equity, LLC [Member] | Minimum [Member]
Debt instrument interest rate percentage					8.49%
Construction Loans [Member] | Sound Equity, LLC [Member] | Maximum [Member]
Debt instrument interest rate percentage					12.00%
Construction Loans [Member] | Olympic Views, LLC [Member]
Debt instrument interest rate percentage				12.00%
Outstanding loan balances	$ 0				$ 0		0	442,000
Interest expense					$ 0	$ 13,000	$ 17,400	$ 37,600
Ownership percentage				50.00%
Debt instrument face amount				$ 442,000
Debt instrument maturity date				Apr. 19, 2020
Accrued interest			$ 55,000
Share issued price per share			$ 6.00
Stock issued during period shares			82,826